SCHEDULE OF EXPENSES RELATING TO LEASES (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Notes and other explanatory information [abstract]
Depreciation Expense (for Leased Assets)	$ 297,780	$ 296,174	$ 235,241
Interest expense (included in finance costs)	17,639	29,515
Low value leases	$ 32,094	$ 32,094